Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents, Currencies

The Company’s cash and cash equivalent balance at December 31, 2020 and 2019, is denominated in the following currencies:

	December 31,
	2020	2019
	U.S. Dollars (in thousands)
US Dollars	102,669	32,675
New Israeli Shekels	1,542	3,318
Euro	570	707
Other currencies	1,034	1,347

	105,815	38,047